As filed with the Securities and Exchange Commission on July 8, 2019

File No. 333-229245

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

Short-Term Investments Trust

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Institutional Class and Private Investment Class shares of beneficial interest, without par value, of the Invesco Oppenheimer Institutional Government Money Market Fund, a series of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to
Rule 497(b) under the Securities Act of 1933, as amended, on February 19, 2019 (Accession no. 0001193125-19-044281).

PART C

OTHER INFORMATION

Item 15.	Indemnification.

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1)(a) and (16)(2)(a) below. Under the Second Amended and Restated Agreement and Declaration of Trust, amended and restated effective as of April 11, 2017, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impact liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)(a)	(1) Second Amended and Restated Agreement and Declaration of Trust dated April 11, 2017.(36)

(2) Amendment No. 1, dated December 1, 2017, to the Second Amended and Restated Agreement and Declaration of Trust dated April 11, 2017.(36)

(3) Form of Amendment No. 2, dated [ ], to the Second Amended and Restated Agreement and Declaration of Trust dated April 11, 2017.(37)

(2)	Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016.(35)

(3)	Voting Trust Agreements — None

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.(40)

(5)	Articles II, VI, VII, VIII and IX of the Second Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)

(2) Amendment No. 1, dated January 1, 2002, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(12)

(3) Amendment No. 2, dated November 24, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(15)

(4) Amendment No. 3, dated October 30, 2007, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(21)

(5) Amendment No. 4, dated April 30, 2008, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and Registrant.(23)

(6) Amendment No. 5, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(26)

(7) Amendment No. 6, dated June 1, 2016, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(33)

(8) Amendment No. 7, dated November 4, 2016, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(35)

(9) Amendment No. 8, dated December 15, 2017, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(36)

(10)   Form of Amendment No. 9, dated May 24, 2019, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(40)

(b)

(1)   Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc.(23)

(2)   Amendment No. 1, dated January 1, 2010, Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Trimark Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc.(26)

(3) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited.(32)

(4)   Amendment No. 2, dated November 4, 2016, Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc.(35)

(5)   Amendment No. 3, dated December 15, 2017, Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc.(38)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(7) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(36)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(38)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(38)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco Capital Management, LLC dated December 14, 2011.(38)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017.(38)

(2) Amendment No. 1 dated December 15, 2017 to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017.(38)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017 (38)

(4) Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017.(38)

(5) [Form of] Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017.(38)

(7)(a)	(1) Master Distribution Agreement dated July 1, 2014 between Invesco Advisers, Inc. and Registrant. (31)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(31)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(32)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(33)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(33)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(33)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(33)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(33)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(34)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(34)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(35)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(35)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(36)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement dated July 1, 2014, between Invesco Advisers, Inc. and Registrant.(36)

(17) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Distributors, Inc. and Registrant.(38)

(18) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Distributors, Inc. and Registrant.(38)

(19) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Distributors, Inc. and Registrant.(38)

(20) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement, dated July 1, 2014, between Invesco Distributors, Inc. and Registrant.(38)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(31)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(28)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(32)

(9)(a)	Custodian Agreement, dated August 30, 2018, between The Bank of New York and Registrant.(38)

(b)	Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)

(10)(a)

(1)   Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016, as subsequently amended.(33)

(2)   Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016.(33)

(3)   Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (33)

(4)   Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (34)

(5)   Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (35)

(6)   Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (35)

(7)   Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016.(36)

(8)   Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (36)

(9)   Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (36)

(10)   Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (38)

(11)   Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (38)

(12)   Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (38)

(13)   Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (38)

(14)   [Form of] Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016.(38)

(b)	Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Funds effective December 12, 2001, and as further amended and restated as of July 30, 2018.(38)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (39)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.(40)

13(a)

(1)   Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc. and A I M Fund Services, Inc.) and Registrant.(3)

(2)   Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc. and A I M Fund Services, Inc.) and Registrant.(3)

(3)   Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc. and A I M Fund Services, Inc.) and Registrant.(5)

(4)   Amendment No. 3, dated July 1, 2005, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc.) and Registrant.(18)

(5)   Amendment No. 4, dated July 1, 2006, to the Transfer Agency and Service Agreement, dated December 29, 1997, between Invesco Investment Services, Inc. (formerly known as AIM Investment Services, Inc.) and Registrant.(19)

(b)	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc. (formerly known as Invesco Aim Advisors, Inc.) and Registrant.(19)

(2)   Amendment No. 1, dated April 30, 2008, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and Registrant.(23)

(3)   Amendment No. 2, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(26)

(4)   Amendment No. 3, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(29)

(5)   Amendment No. 4, dated June 1, 2016, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(33)

(6)   Amendment No. 5, dated November 4, 2016, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(35)

(7)   Amendment No. 6, dated December 15, 2017, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(36)

(c)	Memorandum of Agreement related to expense limitations, dated December 1, 2018, between Registrant and Invesco Advisers, Inc.(38)

(d)	Eighth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(31)

(e)	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(28)

(14)	(1) Consent of KPMG LLP.(39)

(2) Consent of Stradley Ronon Stevens & Young, LLP.(39)

(15)	Omitted Financial Statements — Not Applicable.

(16)	Power of Attorney.(39)

(17)(a)	(1) Agreement Concerning Initial Capitalization of Registrant’s Tax-Free Cash Reserve Portfolio, dated April 29, 2008.(23)

(b)	(1) Invesco Advisers, Inc. Code of Ethics amended January 1, 2018, relating to Invesco Advisers, Inc. and any of its subsidiaries. (38)

(2) Invesco UK Code of Ethics dated 2018, relating to Invesco Asset Management Limited. (38)

(3) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited. (38)

(4) Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited. (38)

(5) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada. (38)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH). (38)

(7) Invesco Senior Secured Management Code of Ethics Policy revised August 2016 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2018. (38)

(8) Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended June 22, 2018.(38)

(9)   Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended January 10, 2018 and Invesco Ltd. Code of Conduct dated October 2018 relating to Invesco Asset Management (India) PVT. LTD.(38)

(1)	Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.
(2)	Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.
(3)	Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.
(4)	Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.
(5)	Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.
(6)	Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.
(7)	Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.
(8)	Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.
(9)	Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.
(10)	Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.

(11)	Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.
(12)	Incorporated herein by reference to PEA No. 44, filed electronically on December 18, 2002.
(13)	Incorporated herein by reference to PEA No. 45, filed electronically on August 28, 2003.
(14)	Incorporated herein by reference to PEA No. 47, filed electronically on November 21, 2003.
(15)	Incorporated herein by reference to PEA No. 48, filed electronically on December 2, 2004.
(16)	Incorporated herein by reference to PEA No. 49, filed electronically on February 25, 2005.
(17)	Incorporated herein by reference to PEA No. 50, filed electronically on October 20, 2005.
(18)	Incorporated herein by reference to PEA No. 51, filed electronically on December 19, 2006.
(19)	Incorporated herein by reference to PEA No. 52, filed electronically on October 13, 2006.
(20)	Incorporated herein by reference to PEA No. 53, filed electronically on December 14, 2006.
(21)	Incorporated herein by reference to PEA No. 54, filed electronically on December 18, 2007.
(22)	Incorporated herein by reference to PEA No. 55, filed electronically on February 20, 2008.
(23)	Incorporated herein by reference to PEA No. 56, filed electronically on July 23, 2008.
(24)	Incorporated herein by reference to PEA No. 57, filed electronically on December 17, 2008.
(25)	Incorporated herein by reference to PEA No. 58, filed electronically on December 4, 2009.
(26)	Incorporated herein by reference to PEA No. 59, filed electronically on October 15, 2010.
(27)	Incorporated herein by reference to PEA No. 61, filed electronically on December 21, 2010.
(28)	Incorporated herein by reference to PEA No. 62, filed electronically on December 14, 2011.
(29)	Incorporated herein by reference to PEA No. 64, filed electronically on December 18, 2012.
(30)	Incorporated herein by reference to PEA No. 66, filed electronically on December 17, 2013.
(31)	Incorporated herein by reference to PEA No. 68, filed electronically on December 17, 2014.
(32)	Incorporated herein by reference to PEA No. 71, filed electronically on December 16, 2015.
(33)	Incorporated herein by reference to PEA No. 72, filed electronically on July 29, 2016.
(34)	Incorporated herein by reference to PEA No. 73, filed electronically on October 11, 2016.
(35)	Incorporated herein by reference to PEA No. 75, filed electronically on December 14, 2016.
(36)	Incorporated herein by reference to PEA No. 77, filed electronically on December 13, 2017.
(37)	Incorporated herein by reference to PEA No. 79, filed electronically on November 2, 2018.
(38)	Incorporated herein by reference to PEA No. 80, filed electronically on December 19, 2018.
(39)	Incorporated herein by reference to PEA No. 85, filed electronically on May 23, 2019.
(40)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2019.

Registrant:	SHORT-TERM INVESTMENTS TRUST

By: /s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	July 8, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 8, 2019
(David C. Arch)

	Trustee	July 8, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	July 8, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	July 8, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	July 8, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	July 8, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	July 8, 2019
(Eli Jones)

	Trustee	July 8, 2019
(Elizabeth Krentzman)

	Trustee	July 8, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	July 8, 2019
(Prema Mathai-Davis)

	Trustee	July 8, 2019
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	July 8, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 8, 2019
(Ann Barnett Stern)

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.*	Trustee	July 8, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 8, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 8, 2019
(Robert C. Troccoli)

	Trustee	July 8, 2019
(Daniel S. Vandivort)

	Trustee	July 8, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	July 8, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President &	July 8, 2019
(Kelli Gallegos)	Assistant Treasurer
(Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed in the Registrant’s Form N-14 on January 14, 2019.

INDEX

Exhibit Number	Description

4	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.

12	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.